MORGAN STANLEY DEAN WITTER INSURED MUNICIPAL INCOME TRUST
LETTER TO THE SHAREHOLDERS April 30, 1999

Two World Trade Center,
New York, New York 10048

DEAR SHAREHOLDER:

We are pleased to present the semiannual report on the operations of Morgan Stanley Dean Witter Insured Municipal Income Trust (IIM) for the period ended April 30, 1999.

The financial markets have begun to recover from last year's global economic difficulties. The turmoil which included the Asian crisis, the Russian debt default and the rescue of a major U.S. hedge fund has given way to more normal financial conditions. The major catalyst for this return to stability was the liquidity provided by the Federal Reserve Board's 75 basis point reduction in the federal-funds rate during the fourth quarter of 1998.

International economic problems precipitated a "flight to quality" rally in fixed income securities and U.S. Treasury yields reached 30-year lows in October 1998. As the world markets recovered, foreign investors repatriated funds and Treasury yields began to rise. Interest rates also rose in response to the surprisingly robust domestic economic growth reported over the second half of 1998. The bond market became concerned that the central bank might become more restrictive by taking back some of the liquidity provided during the crisis.

MUNICIPAL MARKET CONDITIONS

During 1998, municipal yields were less volatile than Treasury yields. This pattern of stability continued into 1999. Long-term insured index yields stood at 5.25 percent at the end of April, only 20 basis points higher than their October 1998 levels. In contrast, Treasury bond yields rose 50 basis points from 5.15 to 5.65 percent. During the past six months, the yield pick up for extending tax-exempt maturities from one to 30 years averaged 225 basis points.


The modest rally of municipals during 1998 created a favorable relative value relationship to Treasuries. Municipals underperformed Treasuries and the ratio of municipal yields to Treasury yields climbed to 99 percent by December. The higher the ratio, the more attractive municipals are relative to Treasuries. Municipals have outperformed Treasuries this year and the ratio declined to 92 percent by April. The high-to-low annual range of municipal/Treasury yields for the past five years has averaged 93 to 84 percent.

MORGAN STANLEY DEAN WITTER INSURED MUNICIPAL INCOME TRUST
LETTER TO THE SHAREHOLDERS April 30, 1999, continued

In addition to lagging 1998's Treasury rally, municipals also experienced a glut of new-issue supply. Underwriting volume of $284 billion was up 28 percent from the prior year and approached 1993's record. Issuers actively refinanced at lower interest rates and refundings were 29 percent of the total volume. This year's rise in interest rates has reduced the amount of refunding activity. Refunding volume was down 42 percent in the first four months of 1999 while total underwriting declined 22 percent.


PERFORMANCE

The Trust's net asset value (NAV) decreased from $15.47 per share to $15.24 per share for the six-month period ended April 30, 1999. Based on this change plus reinvestment of tax-free dividends totaling $0.42 per share, the Trust's total NAV return was 1.29 percent. IIM's value on the New York Stock Exchange decreased from $14.8125 to $14.6875 per share during the same period. Based on this change plus reinvestment of tax-free dividends, IIM's total market return was 1.95 percent. As of April 30, 1999, IIM's share price was a 3.63 percent discount to its NAV.

Monthly dividends for the second quarter of 1999 remained $0.070 per share. The Trust's level of undistributed net investment income was $0.129 per share on April 30, 1999, versus $0.144 per share on October 31, 1998.

                         30-YEAR BOND YIELDS 1994-1999

                                  [LINE GRAPH]

  DATE       AAA INS     TSY       % RELATIONSHIP

12/31/93      5.40%      6.34%         85.17%
01/31/94      5.40       6.24          86.54%
02/28/94      5.80       6.66          87.09%
03/31/94      6.40       7.09          90.27%
04/29/94      6.35       7.32          86.75%
05/31/94      6.25       7.43          84.12%
06/30/94      6.50       7.61          85.41%
07/29/94      6.25       7.39          84.57%
08/31/94      6.30       7.45          84.56%
09/30/94      6.55       7.81          83.87%
10/31/94      6.75       7.96          84.80%
11/30/94      7.00       8.00          87.50%
12/30/94      6.75       7.88          85.66%
01/31/95      6.40       7.70          83.12%
02/28/95      6.15       7.44          82.66%
03/31/95      6.15       7.43          82.77%
04/28/95      6.20       7.34          84.47%
05/31/95      5.80       6.66          87.09%
06/30/95      6.10       6.62          92.15%
07/31/95      6.10       6.86          88.92%
08/31/95      6.00       6.66          90.09%
09/29/95      5.95       6.48          91.82%
10/31/95      5.75       6.33          90.84%
11/30/95      5.50       6.14          89.58%
12/29/95      5.35       5.94          90.07%
01/31/96      5.40       6.03          89.55%
02/29/96      5.60       6.46          86.69%
03/29/96      5.85       6.66          87.84%
04/30/96      5.95       6.89          86.36%
05/31/96      6.05       6.99          86.55%
06/28/96      5.90       6.89          85.63%
07/31/96      5.85       6.97          83.93%
08/30/96      5.90       7.11          82.98%
09/30/96      5.70       6.93          82.25%
10/31/96      5.65       6.64          85.09%
11/29/96      5.50       6.35          86.61%
12/31/96      5.60       6.63          84.46%
01/31/97      5.70       6.79          83.95%
02/28/97      5.65       6.80          83.09%
03/31/97      5.90       7.10          83.10%
04/30/97      5.75       6.94          82.85%
05/30/97      5.65       6.91          81.77%
06/30/97      5.60       6.78          82.60%
07/30/97      5.30       6.30          84.13%
08/31/97      5.50       6.61          83.21%
09/30/97      5.40       6.40          84.38%
10/31/97      5.35       6.15          86.99%
11/30/97      5.30       6.05          87.60%
12/31/97      5.15       5.92          86.99%
01/31/98      5.15       5.80          88.79%
02/28/98      5.20       5.92          87.84%
03/31/98      5.25       5.93          88.53%
04/30/98      5.35       5.95          89.92%
05/29/98      5.20       5.80          89.66%
06/30/98      5.20       5.65          92.04%
07/31/98      5.18       5.71          90.72%
08/31/98      5.03       5.27          95.45%
09/30/98      4.95       5.00          99.00%
10/31/98      5.05       5.16          97.87%
11/30/98      5.00       5.06          98.81%
12/31/98      5.05       5.10          99.02%
01/31/99      5.00       5.09          98.23%
02/28/99      5.10       5.58          91.40%
03/31/99      5.15       5.63          91.47%
04/30/99      5.20       5.66          91.87%

Source: Municipal Market Data -- A Division of Thomson Financial Municipal Group

MORGAN STANLEY DEAN WITTER INSURED MUNICIPAL INCOME TRUST
LETTER TO THE SHAREHOLDERS April 30, 1999, continued

LARGEST SECTORS AS OF APRIL 30, 1999   CREDIT ENHANCEMENTS AS OF APRIL 30, 1999
(% OF NET ASSETS)                      (% OF TOTAL LONG-TERM PORTFOLIO)


ELECTRIC                18%            MBIA         39%
WATER & SEWER           13%            AMBAC        25%
IDR/PCR*                11%            FGIC         20%
HOSPITAL                11%            FSA          16%
MORTGAGE                 9%
REFUNDED                 9%
GENERAL OBLIGATION       8%
TRANSPORTATION           6%
EDUCATION                5%


  *INDUSTRIAL DEVELOPMENT/POLLUTION    PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.
CONTROL REVENUE. PORTFOLIO STRUCTURE
IS SUBJECT TO CHANGE.



CALL STRUCTURE AS OF APRIL 30, 1999
(% OF TOTAL LONG-TERM PORTFOLIO)                       WEIGHTED AVERAGE
PERCENT CALLABLE                                       CALL PROTECTION: 6 YEARS


1999   2000   2001   2002   2003   2004   2005   2006   2007   2008   2009   2010+

 0%     2%     0%    15%    58%     4%     2%     1%     1%     4%     2%     11%


                              YEARS BONDS CALLABLE


PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

MORGAN STANLEY DEAN WITTER INSURED MUNICIPAL INCOME TRUST
LETTER TO THE SHAREHOLDERS April 30, 1999, continued

PORTFOLIO STRUCTURE

The Trust's investments were diversified among 12 long-term sectors and 74 credits. At the end of April, the portfolio's average maturity was 20 years. Portfolio duration, a measure of sensitivity to interest-rate changes, was 6.0 years. Issues in the refunded bond category comprised 9 percent of net assets. These bonds have been refinanced and will be redeemed on the dates shown in the portfolio. The accompanying charts provide current information on the portfolio's call structure, largest sectors and mix of credit enhancements.

THE IMPACT OF LEVERAGING

As discussed in previous reports, the total income available for distribution to common shareholders includes incremental income provided by the Trust's outstanding Auction Rate Preferred shares (ARPS). ARPS dividends reflect prevailing short-term interest rates on maturities normally ranging from one week to one year. Incremental income to common shareholders depends on two factors. The first factor is the amount of ARPS outstanding, while the second is the spread between the portfolio's cost yield and the ARPS expenses (ARPS auction rate and expenses). The greater the spread and the larger the amount of ARPS outstanding, the greater the amount of incremental income available for distribution to common shareholders. The level of net investment income available for distribution to common shareholders varies with the level of short-term interest rates.

During this six-month period, ARPS leverage contributed approximately $0.04 per share to common share earnings. Weekly ARPS yields ranged between 2.75 and 5.00 percent. Five ARPS series totaling $155 million represented 26 percent of net assets.

ARPS leverage also increases the price volatility of common shares and has the effect of extending portfolio duration.


LOOKING AHEAD

The combination of a flight to quality and the flood of new municipal issues made the municipal-to-Treasury yield relationship more favorable late last year than it had been in the previous 10 years. Although municipals have thus far outperformed Treasuries in 1999, we believe that municipals still offer investors considerable value versus their historical relationship to Treasuries.

The Trust's procedure for reinvestment of all dividends and distributions on common shares is through purchases in the open market. This method helps support the market value of the Trust's shares. In addition, we would like to remind you that the Trustees have approved a procedure whereby the Trust may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase. The Trust may also utilize procedures to reduce or eliminate the amount of outstanding ARPS, including their purchase in the open market or in privately negotiated transactions.

MORGAN STANLEY DEAN WITTER INSURED MUNICIPAL INCOME TRUST
LETTER TO THE SHAREHOLDERS April 30, 1999, continued

On May 1, 1999, Mitchell M. Merin was named President of the Morgan Stanley Dean Witter Funds. Mr. Merin is also the President and Chief Operating Officer of Asset Management of Morgan Stanley Dean Witter & Co. and President, Chief Executive Officer and Director of Morgan Stanley Dean Witter Advisors Inc., the Trust's Investment Manager. He also serves as Chairman, Chief Executive Officer and Director of Morgan Stanley Dean Witter Distributors Inc. and Morgan Stanley Dean Witter Trust FSB.

We appreciate your ongoing support of Morgan Stanley Dean Witter Insured Municipal Income Trust and look forward to continuing to serve your investment needs.


Very truly yours,

/s/ Charles A. Fiumfreddo                   /s/ Mitchell M. Merin

CHARLES A. FIUMFREDDO                       MITCHELL M. MERIN
Chairman of the Board                       President

MORGAN STANLEY DEAN WITTER INSURED MUNICIPAL INCOME TRUST
PORTFOLIO OF INVESTMENTS April 30, 1999 (unaudited)


 PRINCIPAL
 AMOUNT IN                                                                                  COUPON   MATURITY
 THOUSANDS                                                                                   RATE      DATE         VALUE
-----------------------------------------------------------------------------------------------------------------------------
            TAX-EXEMPT MUNICIPAL BONDS (98.0%)
            General Obligation (7.7%)
            District of Columbia,
 $  5,000    Refg Ser 1993 B (AMBAC) ..................................................... 5.50 %   06/01/09    $  5,359,700
    6,000    Refg Ser 1993 B (FSA) ....................................................... 5.50     06/01/10       6,421,500
   10,000   Cook County, Illinois, Ser B (FGIC) .......................................... 5.50     11/15/22      10,195,600
    5,000   River Rouge School District, Michigan, 1993 Bldg & Site Unltd Tax (FSA) ...... 5.625    05/01/22       5,205,050
    3,000   Vicksburg Community Schools, Michigan, 1993 Refg (MBIA) ...................... 5.625    05/01/20       3,124,140
    6,000   Clark County Sanitation District, Nevada, Refg 1993 (FGIC) ................... 5.70     07/01/12       6,391,020
    8,000   Washoe County, Nevada, Reno -- Sparks Convention Ltd Tax Ser 1993 A
             (FGIC) ...................................................................... 5.75     07/01/22       8,498,400
 --------                                                                                                       ------------
   43,000                                                                                                         45,195,410
 --------                                                                                                       ------------
            Educational Facilities Revenue (5.2%)
    4,000   Alabama State University, General Tuition & Fee Ser 1993 (MBIA) .............. 5.70     05/01/15       4,198,600
    3,000   District of Columbia, American Association for the Advancement of Science
            Ser 1997 (AMBAC) ............................................................. 5.125    01/01/27       2,924,010
    4,000   Illinois Educational Facilities Authority, DePaul University Refg Ser 1997
            (AMBAC) ...................................................................... 5.50     10/01/19       4,131,160
    4,000   Indiana University, Student Fee Ser J (FGIC) ................................. 5.00     08/01/18       3,931,760
   10,000   Wayne State University, Michigan, Ser 1993 (AMBAC) ........................... 5.50     11/15/18      10,224,600
            Rhode Island Health & Educational Building Corporation,
    2,500    Providence College Ser 1993 (MBIA) .......................................... 5.60     11/01/15       2,594,475
    2,500    Providence College Ser 1993 (MBIA) .......................................... 5.60     11/01/22       2,576,800
 --------                                                                                                       ------------
   30,000                                                                                                         30,581,405
 --------                                                                                                       ------------
            Electric Revenue (18.4%)
   16,000   Redding, California, Ser 1993 A COPs (FGIC) .................................. 5.684    06/01/19      16,711,040
            Massachusetts Municipal Wholesale Electric Company,
    6,000    1993 Ser A (AMBAC) .......................................................... 5.00     07/01/10       6,104,700
   10,000    1993 Ser A (AMBAC) .......................................................... 5.45     07/01/18      10,290,900
   20,000   North Carolina Municipal Power Agency #1, Catawba Ser 1993 (MBIA) ............ 5.60     01/01/20      20,633,000
    4,000   Piedmont Municipal Power Agency, South Carolina, Refg Ser 1993 (MBIA) ........ 5.375    01/01/25       4,167,880
   15,000   South Carolina Public Service Authority, 1993 Refg Ser A (MBIA) .............. 5.50     07/01/21      15,335,400
    6,000   Lower Colorado River Authority, Texas, Jr Lien Refg 4th Ser (FSA) ............ 5.625    01/01/17       6,176,640
    8,000   Texas Municipal Power Agency, Refg Ser 1993 (MBIA) ........................... 5.25     09/01/12       8,271,680
   10,000   Washington Public Power Supply System, Nuclear Proj #1 Refg Ser 1993 A
            (MBIA) ....................................................................... 5.70     07/01/17      10,402,400
   10,000   Wisconsin Public Power Incorporated, Refg Ser 1993 A (AMBAC) ................. 5.25     07/01/21       9,934,500
 --------                                                                                                       ------------
  105,000                                                                                                        108,028,140
 --------                                                                                                       ------------
            Hospital Revenue (10.9%)
    2,100   District of Columbia, Children's Hospital Refg Ser 1992 A (FGIC) ............. 6.25     07/15/10       2,272,473
    5,000   Sarasota County Public Hospital Board, Florida, Sarasota Memorial Hospital
            Refg Ser 1998 B (MBIA) ....................................................... 5.25     07/01/24       5,148,450
    8,000   Fulton-DeKalb Hospital Authority, Georgia, Grady Memorial Hospital
            Refg Ser 1993 (MBIA) ......................................................... 5.50     01/01/20       8,213,760

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INSURED MUNICIPAL INCOME TRUST
PORTFOLIO OF INVESTMENTS April 30, 1999 (unaudited) continued


 PRINCIPAL
 AMOUNT IN                                                                                  COUPON   MATURITY
 THOUSANDS                                                                                   RATE      DATE         VALUE
------------------------------------------------------------------------------------------------------------------------------
 $  4,000   Indiana Health Facilities Financing Authority, Deaconess Hospital Inc
              Refg Ser 1993 (MBIA) ....................................................... 5.75%    03/01/15    $  4,174,600
    5,000   Kentucky Economic Development Finance Authority, St Elizabeth Medical
              Center Inc Ser 1993 A (FGIC) ............................................... 6.00     12/01/22       5,460,900
    3,935   Maine Health & Higher Educational Facilities Authority, Ser 1993 A (FSA) ..... 5.50     07/01/23       4,031,762
    5,000   Massachusetts Health & Educational Facilities Authority, Lahey Clinic
              Medical Center Ser B (MBIA) ................................................ 5.625    07/01/15       5,190,600
    5,000   Missouri Health & Educational Facilities Authority, SSM Health Care
              Ser 1998 A (MBIA) .......................................................... 5.00     06/01/22       4,885,950
    5,000   Washington County Hospital Authority, Pennsylvania, Washington Hospital
              Ser 1993 (AMBAC) ........................................................... 5.625    07/01/23       5,155,750
    4,000   Chattanooga-Hamilton County Hospital Authority, Tennessee, Erlanger
              Medical Center Refg Ser 1993 (FSA) ......................................... 5.50     10/01/13       4,211,600
    5,075   Amarillo Health Facilities Corporation, Texas, Baptist St Anthony's Hospital
              Ser 1998 (FSA) ............................................................. 5.50     01/01/17       5,363,920
    4,000   Washington Health Care Facilities, Swedish Health Services Ser 1998
              (AMBAC) .................................................................... 5.125    11/15/22       3,906,360
    5,500   Wisconsin Health & Educational Facilities Authority, Sisters of the
              Sorrowful Mother Health Care Ser AA (MBIA) ................................. 6.25     06/01/20       5,931,310
 --------                                                                                                       ------------
   61,610                                                                                                         63,947,435
 --------                                                                                                       ------------
            Industrial Development/Pollution Control Revenue (11.4%)
    7,500   Adams County, Colorado, Public Service Co of Colorado Refg 1993 Ser A
              (MBIA) ..................................................................... 5.875    04/01/14       8,035,575
    4,000   St Johns County Industrial Development Authority, Florida, Professional Golf
              Hall of Fame Ser 1996 (MBIA) ............................................... 5.875    09/01/23       4,294,280
   12,000   Indiana Development Finance Authority, PSI Energy Inc Ser 1993 B (AMT)
              (MBIA) ..................................................................... 5.75     02/15/28      12,428,400
    4,900   Monroe County, Michigan, Detroit Edison Co Ser CC (AMT) (MBIA) ............... 6.55     06/01/24       5,385,443
    5,400   Forsyth, Montana, Puget Sound Power & Light Co Ser 1993 (MBIA) ............... 5.875    04/01/20       5,754,996
            Washoe County, Nevada, Sierra Pacific Power Co
    3,000    Ser 1987 (AMBAC) ............................................................ 6.30     12/01/14       3,243,540
    5,000    Ser 1990 (AMT) (MBIA) ....................................................... 6.65     06/01/17       5,495,100
    6,000   New York State Energy Research & Development Authority,
              Brooklyn Union Gas Co Ser D-1 & 2 (AMT) (MBIA) ............................. 5.635    07/08/26       6,167,340
   15,000   Brazos River Authority, Texas, Texas Utilities Electric Co Ser 1993 A
             (AMT) (AMBAC) ............................................................... 6.05     04/01/25      16,033,500
 --------                                                                                                       ------------
   62,800                                                                                                         66,838,174
 --------                                                                                                       ------------
            Mortgage Revenue -- Multi-Family (1.5%)
    8,675   West Virginia Housing Development Fund, Ser A (AMBAC) ........................ 5.65     11/01/21       8,936,204
 --------                                                                                                       ------------
            Mortgage Revenue -- Single Family (7.6%)
    3,000   Alaska Housing Finance Corporation, Governmental 1995 Ser A (MBIA) ........... 5.875    12/01/24       3,144,990
   15,845   Connecticut Housing Finance Authority, 1992 Ser A-2 (AMT)
              (Secondary FSA) ............................................................ 6.05     11/15/25      16,408,765
    1,195   Maine Housing Authority, Mortgage Purchase 1990 Ser A-6 (AMT)
              (Secondary MBIA) ........................................................... 6.35     11/15/22       1,253,459

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INSURED MUNICIPAL INCOME TRUST
PORTFOLIO OF INVESTMENTS April 30, 1999 (unaudited) continued


 PRINCIPAL
 AMOUNT IN                                                                                   COUPON   MATURITY
 THOUSANDS                                                                                    RATE      DATE         VALUE
-------------------------------------------------------------------------------------------------------------------------------
 $ 13,000   New Jersey Housing & Mortgage Finance Agency, Home Buyer
              1990 Ser F-3 (AMT) (MBIA) ................................................... 5.95%    04/01/25    $ 13,313,820
   10,000   Virginia Housing Development Authority, 1992 Ser B (AMT)
            (Secondary FSA) ............................................................... 6.30     01/01/27      10,412,200
 --------                                                                                                        ------------
   43,040                                                                                                          44,533,234
 --------                                                                                                        ------------
            Public Facilities Revenue (4.3%)
   10,000   California Public Works Board, Corrections Refg 1993 Ser A (AMBAC) ............ 5.00     12/01/19      10,102,400
    5,000   Florida Department of Management Services, Pool Refg Ser 1992 (AMBAC) ......... 5.40     09/01/14       5,227,950
   10,000   Marion County Convention & Recreational Facilities Authority, Indiana,
             Excise Tax Refg Ser 1993 A (AMBAC) ........................................... 5.50     06/01/21      10,152,700
 --------                                                                                                        ------------
   25,000                                                                                                          25,483,050
 --------                                                                                                        ------------
            Student Loan Revenue (3.2%)
   18,000   Pennsylvania Higher Education Assistance Agency, 1988 Ser D (AMT)
             (AMBAC) ...................................................................... 6.05     01/01/19      19,163,340
 --------                                                                                                        ------------
            Transportation Facilities Revenue (5.9%)
    5,000   Tucson, Arizona, Street & Highway Jr Lien Refg Ser 1993 (MBIA) ................ 5.50     07/01/12       5,302,350
    5,000   Chicago, Illinois, Chicago-O'Hare Int'l Airport Second Lien Refg 1993 Ser A
              (AMT) (MBIA) ................................................................ 5.60     01/01/18       5,131,250
    3,000   Kentucky Turnpike Authority, Econ Dev Road Revitalization Refg Ser 1993
              (AMBAC) ..................................................................... 5.50     07/01/11       3,158,190
    2,000   Minneapolis - St Paul Metropolitan Airports Commission, Minnesota,
              Ser 1998 A (AMBAC) .......................................................... 5.00     01/01/30       1,959,900
   10,000   Pennsylvania Turnpike Commission, Refg Ser O 1992 (FGIC) ...................... 5.50     12/01/17      10,284,700
    3,000   North Texas Tollway Authority, Dallas North Tollway Ser 1998 (FGIC) ........... 4.75     01/01/29       2,805,360
    4,000   Salt Lake City, Utah, Airport Refg Ser 1993 B (FGIC) .......................... 5.875    12/01/18       4,178,200
    2,000   Richmond Metropolitan Authority, Virginia, Expressway 1992 Ser B (FGIC) ....... 6.25     07/15/22       2,170,580
 --------                                                                                                        ------------
   34,000                                                                                                          34,990,530
 --------                                                                                                        ------------
            Water & Sewer Revenue (12.9%)
    2,000   Honolulu City & County, Hawaii, Wastewater Sr Ser 1998 (FGIC) ................. 4.75     07/01/28       1,871,200
   15,000   Central Lake County Joint Action Water Agency, Illinois, Refg Ser 1993
              (FGIC) ...................................................................... 5.375    05/01/20      15,156,900
   10,000   Louisville & Jefferson County Metropolitan Sewer District, Kentucky,
              Ser 1993 (MBIA) ............................................................. 5.30     05/15/19      10,128,500
    2,470   Detroit, Michigan, Sewage Refg Ser 1993 A (FGIC) .............................. 5.70     07/01/13       2,637,021
    5,000   Grand Rapids, Michigan, Sewer Impr & Refg Ser 1998 A (FGIC) ................... 4.75     01/01/28       4,680,400
    5,000   Cleveland, Ohio, Waterworks Impr & Refg 1998 Ser I (FSA) ...................... 5.00     01/01/23       4,897,700
   15,000   Houston, Texas, Water & Sewer 1992 Ser C (MBIA) ............................... 5.75     12/01/15      15,777,750
            Seattle, Washington,
   10,000    Sewer Refg Ser Y (FGIC) ...................................................... 5.70     01/01/15      10,623,400
    5,000    Sewer Refg Ser X (FGIC) ...................................................... 5.50     01/01/16       5,154,050
    5,000   West Virginia Water Development Authority, Loan Program II
            Refg Ser A-II (FSA) ........................................................... 5.50     11/01/23       5,170,950
 --------                                                                                                        ------------
   74,470                                                                                                          76,097,871
 --------                                                                                                        ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INSURED MUNICIPAL INCOME TRUST
PORTFOLIO OF INVESTMENTS April 30, 1999 (unaudited) continued


 PRINCIPAL
 AMOUNT IN                                                                          COUPON   MATURITY
 THOUSANDS                                                                           RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------------------------
            Refunded (9.0%)
 $  5,000   Indianapolis, Indiana, Gas Utility Ser 1994 A (AMBAC) ..............    5.875%   06/01/04+   $  5,526,250
   13,700   Louisiana Public Facilities Authority, Our Lady of the
              Lake Regional Medical Center Ser 1993 D & E (FSA) ................    5.90     05/28/04+     14,996,294
    6,065   Maine Health & Higher Educational Facilities Authority,
              Ser 1993 A (FSA) (ETM) ...........................................    5.50     07/01/23       6,381,472
    5,000   Allegheny County Hospital Development Authority,
              Pennsylvania, Pittsburgh Mercy Health Ser 1996
              (AMBAC) (ETM) ....................................................    5.625    08/15/18       5,360,150
   10,000   Rhode Island Depositors Economic Protection Corporation,
              Refg 1992 Ser B (MBIA) (ETM) .....................................    6.00     08/01/17      11,001,200
    4,360   Piedmont Municipal Power Agency, South Carolina, Refg
              Ser 1993 (MBIA) (ETM) ............................................    5.375    01/01/25       4,595,920
    5,000   Shelby County Health, Educational & Housing Facility Board,
             Tennessee, LeBonheur Children's Medical Center Inc Ser D
             (MBIA) (ETM) ......................................................    5.50     08/15/19       5,362,100
 --------                                                                                                ------------
   49,125
 --------
  554,720   TOTAL TAX-EXEMPT MUNICIPAL BONDS (Identified Cost $544,389,969).....                           53,223,386
 --------                                                                                                ------------
            SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS (0.3%)                                            577,018,179
      800   Missouri Health & Educational Facilities Authority, Cox Health                               ------------
              Systems 1997 (MBIA) (Demand 05/03/99) ............................    4.25*    06/01/15         800,000
      800   Harris County Health Facilities Development Corporation, Texas,
 --------     Methodist Hospital Ser 1994 (Demand 05/03/99) ....................    4.30*    12/01/25         800,000
                                                                                                         ------------
    1,600   TOTAL SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS
              (Identified Cost $1,600,000).,....................................                            1,600,000
 --------                                                                                                ------------
 $556,320   TOTAL INVESTMENTS (Identified Cost $545,989,969) (a)................                98.3%     578,618,179
 ========
            CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES .....................                 1.7        9,761,373
                                                                                               ------    ------------
            NET ASSETS .........................................................               100.0%    $588,379,552
                                                                                               ======    ============

---------------
AMT    Alternative Minimum Tax.
COPs   Certificates of Participation.
ETM    Escrowed to maturity.
+      Prerefunded to call date shown.
*      Current coupon of variable rate demand obligation.
(a) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $32,763,864 and the aggregate gross unrealized depreciation is $135,654, resulting in net unrealized appreciation of $32,628,210.

Bond Insurance:

AMBAC  AMBAC Indemnity Corporation.
FGIC   Financial Guaranty Insurance Company.
FSA    Financial Security Assurance Inc.
MBIA   Municipal Bond Investors Assurance Corporation.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INSURED MUNICIPAL INCOME TRUST
PORTFOLIO OF INVESTMENTS April 30, 1999 (unaudited) continued

                       GEOGRAPHIC SUMMARY OF INVESTMENTS
                Based on Market Value as a Percent of Net Assets
                                 April 30, 1999







      Alabama ......................       0.7%
      Alaska .......................       0.5
      Arizona   ....................       0.9
      California ...................       4.6
      Colorado .....................       1.4
      Connecticut ..................       2.8
      District of Columbia .........       2.9
      Florida ......................       2.5
      Georgia ......................       1.4
      Hawaii .......................       0.3
      Illinois   ...................       5.9
      Indiana ......................       6.2
      Kentucky   ...................       3.2%
      Louisiana   ..................       2.5
      Maine ........................       2.0
      Massachusetts ................       3.7
      Michigan .....................       5.3
      Minnesota ....................       0.3
      Missouri .....................       1.0
      Montana ......................       1.0
      Nevada .......................       4.0
      New Jersey   .................       2.3
      New York .....................       1.0
      North Carolina ...............       3.5
      Ohio .........................       0.8%
      Pennsylvania .................       6.8
      Rhode Island .................       2.7
      South Carolina ...............       4.1
      Tennessee ....................       1.6
      Texas ........................       9.4
      Utah   .......................       0.7
      Virginia   ...................       2.1
      Washington ...................       5.1
      West Virginia ................       2.4
      Wisconsin ....................       2.7
                                          ----
      Total   ......................      98.3%
                                          ====

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INSURED MUNICIPAL INCOME TRUST
FINANCIAL STATEMENTS



STATEMENT OF ASSETS AND LIABILITIES
April 30, 1999 (unaudited)

ASSETS :
Investments in securities, at value
  (identified cost $545,989,969)..........................................  $ 578,618,179
Cash .....................................................................         85,518
Interest receivable ......................................................     10,184,154
Prepaid expenses .........................................................        133,224
                                                                            -------------
   TOTAL ASSETS ..........................................................    589,021,075
                                                                            -------------
LIABILITIES:
Payable for:
  Dividends to preferred shareholders ....................................        334,344
  Investment management fee ..............................................        198,232
Accrued expenses .........................................................        108,947
                                                                            -------------
   TOTAL LIABILITIES .....................................................        641,523
                                                                            -------------
   NET ASSETS ............................................................  $ 588,379,552
                                                                            =============
COMPOSITION OF NET ASSETS:
Preferred shares of beneficial interest (1,000,000 shares authorized of non-participating $.01 par value, 3,100 shares outstanding).............  $ 155,000,000
                                                                            -------------
Common shares of beneficial interest (unlimited shares authorized of
  $.01 par value, 28,433,013 shares outstanding) .........................    408,240,415
Net unrealized appreciation ..............................................     32,628,210
Accumulated undistributed net investment income ..........................      3,680,466
Accumulated net realized loss ............................................    (11,169,539)
                                                                            -------------
  NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS ...........................    433,379,552
                                                                            -------------
  TOTAL NET ASSETS .......................................................  $ 588,379,552
                                                                            =============
NET ASSET VALUE PER COMMON SHARE
 ($433,379,552 divided by 28,433,013 common shares outstanding) ..........  $       15.24
                                                                            =============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INSURED MUNICIPAL INCOME TRUST
FINANCIAL STATEMENTS, continued

STATEMENT OF OPERATIONS
For the six months ended April 30, 1999 (unaudited)

NET INVESTMENT INCOME:
INTEREST INCOME ...............................  $ 15,673,643
                                                 ------------
EXPENSES
Investment management fee .....................     1,029,040
Auction commission fees .......................       251,097
Transfer agent fees and expenses ..............        58,642
Professional fees .............................        48,036
Shareholder reports and notices ...............        28,129
Auction agent fees ............................        20,149
Registration fees .............................        16,404
Custodian fees ................................        11,750
Trustees' fees and expenses ...................         9,141
Other .........................................        24,799
                                                 ------------
   TOTAL EXPENSES .............................     1,497,187
Less: expense offset ..........................       (11,669)
                                                 ------------
   NET EXPENSES ...............................     1,485,518
                                                 ------------
  NET INVESTMENT INCOME .......................    14,188,125
                                                 ------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain .............................        89,759
Net change in unrealized appreciation .........    (6,115,728)
                                                 ------------
   NET LOSS ...................................    (6,025,969)
                                                 ------------
NET INCREASE ..................................  $  8,162,156
                                                 ============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INSURED MUNICIPAL INCOME TRUST
FINANCIAL STATEMENTS, continued

STATEMENT OF CHANGES IN NET ASSETS



                                                        FOR THE SIX      FOR THE YEAR
                                                       MONTHS ENDED         ENDED
                                                      APRIL 30, 1999   OCTOBER 31, 1998
                                                     ---------------- -----------------
                                                        (unaudited)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income ..............................  $  14,188,125   $ 29,004,299
Net realized gain ..................................         89,759      3,722,951
Net change in unrealized appreciation ..............     (6,115,728)    16,764,229
                                                      -------------   ------------
  NET INCREASE .....................................      8,162,156     49,491,479
                                                      -------------   ------------
DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT
INCOME :
Preferred ..........................................     (2,647,543)    (5,734,332)
Common .............................................    (11,941,699)   (22,792,814)
                                                      -------------   ------------
   TOTAL ...........................................    (14,589,242)   (28,527,146)
                                                      -------------   ------------
Decrease from transactions in common shares of
  beneficial interest ..............................             --    (15,886,137)
                                                      -------------   ------------
   NET INCREASE (DECREASE) .........................     (6,427,086)     5,078,196
NET ASSETS:
Beginning of period ................................    594,806,638    589,728,442
                                                      -------------   ------------
   END OF PERIOD
   (Including undistributed net investment income of
   $3,680,466 and $4,081,583, respectively).........  $ 588,379,552   $594,806,638
                                                      =============   ============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INSURED MUNICIPAL INCOME TRUST
NOTES TO FINANCIAL STATEMENTS April 30, 1999 (unaudited)


1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Insured Municipal Income Trust (the "Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Trust's investment objective is to provide current income which is exempt from federal income tax. The Trust was organized as a Massachusetts business trust on March 12, 1992 and commenced operations on February 26, 1993.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:


A. VALUATION OF INVESTMENTS -- Portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service has informed the Trust that in valuing the portfolio securities, it uses both a computerized matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the bid side of the market each day. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. Short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.


B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. The Trust amortizes premiums and accretes discounts over the life of the respective securities. Interest income is accrued daily.


C. FEDERAL INCOME TAX STATUS -- It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.


D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Trust records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment

MORGAN STANLEY DEAN WITTER INSURED MUNICIPAL INCOME TRUST
NOTES TO FINANCIAL STATEMENTS April 30, 1999 (unaudited) continued

income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.


2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Trust pays the Investment Manager a management fee, calculated weekly and payable monthly, by applying the annual rate of 0.35% to the Trust's weekly net assets.

Under the terms of the Agreement, the Investment Manager maintains certain of the Trust's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Trust who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Trust.


3. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended April 30, 1999 aggregated $1,917,280 and $1,736,442, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager, is the Trust's transfer agent. At April 30, 1999, the Trust had transfer agent fees and expenses payable of approximately $850.

The Trust has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Trust who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended April 30, 1999 included in Trustees' fees and expenses in the Statement of Operations amounted to $2,754. At April 30, 1999, the Trust had an accrued pension liability of $36,729 which is included in accrued expenses in the Statement of Assets and Liabilities.

MORGAN STANLEY DEAN WITTER INSURED MUNICIPAL INCOME TRUST
NOTES TO FINANCIAL STATEMENTS April 30, 1999 (unaudited) continued

4. PREFERRED SHARES OF BENEFICIAL INTEREST

The Trust is authorized to issue up to 1,000,000 non-participating preferred shares of beneficial interest having a par value of $.01 per share, in one or more series, with rights as determined by the Trustees, without approval of the common shareholders. The Trust has issued Series 1 through 5 Auction Rate Preferred Shares ("Preferred Shares") which have a liquidation value of $50,000 per share plus the redemption premium, if any, plus accumulated but unpaid dividends, whether or not declared, thereon to the date of distribution. The Trust may redeem such shares, in whole or in part, at the original purchase price of $50,000 per share plus accumulated but unpaid dividends, whether or not declared, thereon to the date of redemption.

Dividends, which are cumulative, are reset through auction procedures.




                     AMOUNT IN                RESET         RANGE OF
 SERIES   SHARES*   THOUSANDS*     RATE*      DATE      DIVIDEND RATES**
-------- --------- ------------ ---------- ---------- -------------------
    1        400      $20,000       3.35%   05/03/99     2.75% -- 5.00%
    2        900       45,000       3.52    09/07/99     3.52
    3      1,000       50,000       3.58    07/12/99     3.58
    4        400       20,000       3.35    05/03/99     2.75  -- 4.75
    5        400       20,000       3.35    05/03/99     2.75  -- 4.875

---------------
*     As of April 30, 1999.

**    For the six months ended April 30, 1999.

Subsequent to April 30, 1999 and up through June 4, 1999, the Trust paid dividends to each of the Series 1 through 5 at rates ranging from 3.10% to 3.65% in the aggregate amount of $761,480.

The Trust is subject to certain restrictions relating to the preferred shares. Failure to comply with these restrictions could preclude the Trust from declaring any distributions to common shareholders or purchasing common shares and/or could trigger the mandatory redemption of preferred shares at liquidation value.

The preferred shares, which are entitled to one vote per share, generally vote with the common shares but vote separately as a class to elect two Trustees and on any matters affecting the rights of the preferred shares.

MORGAN STANLEY DEAN WITTER INSURED MUNICIPAL INCOME TRUST
NOTES TO FINANCIAL STATEMENTS April 30, 1999 (unaudited) continued

5. COMMON SHARES OF BENEFICIAL INTEREST

Transactions in common shares of beneficial interest were as follows:



                                                                                                          CAPITAL
                                                                                                          PAID IN
                                                                                                         EXCESS OF
                                                                               SHARES      PAR VALUE     PAR VALUE
                                                                          --------------- ----------- ---------------
Balance, October 31, 1997 ...............................................    29,583,513    $ 295,835   $ 423,830,717
Treasury shares purchased and retired (weighted average discount 8.69%)*     (1,150,500)     (11,505)    (15,874,632)
                                                                             ----------    ---------   -------------
Balance, October 31, 1998 and April 30, 1999 ............................    28,433,013    $ 284,330   $ 407,956,085
                                                                             ==========    =========   =============

---------------
*     The Trustees have voted to retire the shares purchased.


6. FEDERAL INCOME TAX STATUS

At October 31, 1998, the Trust had a net capital loss carryover of approximately $11,259,000, which may be used to offset future capital gains to the extent provided by regulations, which is available through October 31 of the following years:



     AMOUNT IN THOUSANDS
-----------------------------
    2002       2003     2004
----------- --------- -------
 $  6,226    $4,412    $621
 ========    ======    ====

7. DIVIDENDS TO COMMON SHAREHOLDERS

On March 30, 1999, the Trust declared the following dividends from net investment income:



   AMOUNT        RECORD         PAYABLE
 PER SHARE        DATE            DATE
----------- --------------- ---------------
 $   0.07    May 7, 1999     May 21, 1999
 $   0.07   June 4, 1999    June 18, 1999

MORGAN STANLEY DEAN WITTER INSURED MUNICIPAL INCOME TRUST
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a common share of beneficial interest outstanding throughout each period:



                                                                 FOR THE SIX
                                                                 MONTHS ENDED
                                                               APRIL 30, 1999*
                                                          -------------------------
                                                                 (unaudited)
SELECTED PER SHARE DATA:
Net asset value, beginning of period ....................      $     15.47
                                                               -----------
Income (loss) from investment operations:
 Net investment income ..................................             0.50
 Net realized and unrealized gain (loss) ................            ( 0.22)
                                                               ------------
Total income (loss) from investment operations ..........             0.28
                                                               ------------
Less dividends from:
 Net investment income ..................................            ( 0.42)
 Common share equivalent of dividends paid to
  preferred shareholders ................................            ( 0.09)
                                                               ------------
Total dividends .........................................            ( 0.51)
                                                               ------------
Anti-dilutive effect of acquiring treasury shares .......                --
                                                               ------------
Offering costs charged against capital ..................                --
                                                               ------------
Net asset value, end of period ..........................      $     15.24
                                                               ============
Market value, end of period .............................      $     14.688
                                                               ============
TOTAL RETURN+ ...........................................              1.95%(1)
RATIOS TO AVERAGE NET ASSETS OF COMMON
SHAREHOLDERS:
Total expenses ..........................................              0.69%(2)(3)
Net investment income before preferred stock
 dividends ..............................................              6.54%(2)
Preferred stock dividends ...............................              1.22%(2)
Net investment income available to common
 shareholders ...........................................              5.32%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands .................      $    588,380
Asset coverage on preferred shares at end of period .....               379%
Portfolio turnover rate .................................                --



                                                                            FOR THE YEAR ENDED OCTOBER 31*
                                                          -------------------------------------------------------------------
                                                               1998           1997               1996              1995
                                                          ------------- ---------------- ------------------- ----------------
SELECTED PER SHARE DATA:
Net asset value, beginning of period ....................   $ 14.69        $   13.86        $    13.69          $   11.41
                                                            -------        ---------        ----------          ---------
Income (loss) from investment operations:
 Net investment income ..................................      1.00             1.00              0.97               0.96
 Net realized and unrealized gain (loss) ................      0.71             0.70             (0.01)              2.22
                                                            -------        ---------        -----------         ---------
Total income (loss) from investment operations ..........      1.71             1.70              0.96               3.18
                                                            -------        ---------        -----------         ---------
Less dividends from:
 Net investment income ..................................     (0.78)           (0.78)            (0.75)             (0.80)
 Common share equivalent of dividends paid to
  preferred shareholders ................................     (0.20)           (0.19)            (0.17)             (0.16)
                                                            --------       ---------        -----------         ---------
Total dividends .........................................     (0.98)           (0.97)            (0.92)             (0.96)
                                                            --------       ---------        -----------         ---------
Anti-dilutive effect of acquiring treasury shares .......      0.05             0.10              0.13               0.06
                                                            --------       ---------        -----------         ---------
Offering costs charged against capital ..................         --              --                 --                --
                                                            --------       ---------        -----------         ---------
Net asset value, end of period ..........................   $ 15.47        $   14.69        $    13.86          $   13.69
                                                            ========       =========        ===========         =========
Market value, end of period .............................   $ 14.813       $   13.25        $    11.625         $   11.50
                                                            ========       =========        ===========         =========
TOTAL RETURN+ ...........................................      18.27%         21.21%              7.81%             19.11%
RATIOS TO AVERAGE NET ASSETS OF COMMON
SHAREHOLDERS:
Total expenses ..........................................       0.69%          0.68%(3)           0.68%(3)           0.71%(3)
Net investment income before preferred stock
 dividends ..............................................       6.60%          7.04%              7.06%              7.51%
Preferred stock dividends ...............................       1.30%          1.31%              1.25%              1.38%
Net investment income available to common
 shareholders ...........................................       5.30%          5.73%              5.81%              6.13%
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands .................   $594,807       $ 589,728        $   591,016          $612,839
Asset coverage on preferred shares at end of period .....        383%            380%               381%              395%
Portfolio turnover rate .................................          7%              2%                 1%                1%



                                                          FOR THE YEAR
                                                           ENDED OCTOBER
                                                               31*
                                                          -------------
                                                               1994
                                                          -------------
SELECTED PER SHARE DATA:
Net asset value, beginning of period ....................    $  14.95
                                                             --------
Income (loss) from investment operations:
 Net investment income ..................................        1.10
 Net realized and unrealized gain (loss) ................       (3.53)
                                                             --------
Total income (loss) from investment operations ..........       (2.43)
                                                             --------
Less dividends from:
 Net investment income ..................................       (0.90)
 Common share equivalent of dividends paid to
  preferred shareholders ................................       (0.21)
                                                             --------
Total dividends .........................................       (1.11)
                                                             --------
Anti-dilutive effect of acquiring treasury shares .......        0.01
                                                             --------
Offering costs charged against capital ..................       (0.01)
                                                             --------
Net asset value, end of period ..........................    $  11.41
                                                             ========
Market value, end of period .............................    $ 10.375
                                                             ========
TOTAL RETURN+ ...........................................     (25.81)%
RATIOS TO AVERAGE NET ASSETS OF COMMON
SHAREHOLDERS:
Total expenses ..........................................       0.80%
Net investment income before preferred stock
 dividends ..............................................       8.23%
Preferred stock dividends ...............................       1.55%
Net investment income available to common
 shareholders ...........................................       6.68%
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands .................   $592,759
Asset coverage on preferred shares at end of period .....        304%
Portfolio turnover rate .................................          7%

-------------
* The per share amounts were computed using an average number of shares outstanding during the period.
+ Total return is based upon the current market value on the last day of each period reported. Dividends are assumed to be reinvested at the prices obtained under the Trust's dividend reinvestment plan. Total investment return does not reflect brokerage commissions.
(1)   Not annualized.
(2)   Annualized.
(3)   Does not reflect the effect of expense offset of 0.01%.


                       SEE NOTES TO FINANCIAL STATEMENTS

                  [This page has been left blank intentionally]

TRUSTEES
---------------------------------------
Michael Bozic
Charles A. Fiumefreddo                                 MORGAN STANLEY
Edwin J. Garn                                          DEAN WITTER
Wayne E. Hedien                                        INSURED
Dr. Manuel H. Johnson                                  MUNICIPAL
Michael E. Nugent                                      INCOME TRUST
Philip J. Purcell
John L. Schroeder

OFFICERS
---------------------------------------
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

James F. Willison
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT
---------------------------------------
Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS
---------------------------------------
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER
---------------------------------------
Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048



The financial statements included herein                   Semiannual Report
have been taken from the records of the                    April 30, 1999
Trust without examination by the independent accountants and accordingly they do not express an opinion thereon.